THE ALGER FUNDS
111 Fifth Avenue
New York, NY 10003

March 10, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:                               The Alger Funds (File Nos.: 811-1355, 33-4959)

Post-Effective Amendment No. 43 to

Registration Statement on Form N-1A

Ladies and Gentlemen,

I am writing on behalf of The Alger Funds (the “Trust”). Enclosed for filing on behalf of the Trust are the following:

(1)          A request for acceleration from the principal underwriter of the Fund pursuant to Rule 461 under the Securities Act of 1933.

(2)          Post-Effective Amendment No. 67 to the Fund’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment includes certain non-material changes to the other series of the Trust, and material changes to the name, investment objective, and investment policies of Alger Balanced Fund, changing it to Alger Growth & Income Fund.

On behalf of the Trust, we hereby request acceleration of the effective date of the Amendment to March 11, 2011 or as soon thereafter as is reasonably practicable, pursuant to Rule 461.

Should members of the Staff have any questions or comments regarding this matter, or the Amendment, they should call Hal Liebes at 212.806.2966 or e-mail him at hliebes@alger.com, or call me at 212.806.8833 or e-mail me at lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:  Hal Liebes, Esq.